Significant Accounting Policies and Recent Accounting Pronouncements, Accounting for Financial Instruments (Details) - Derivative	Dec. 31, 2020	Dec. 31, 2019
Accounting for Financial Instruments [Abstract]
Number of open derivative instruments	0	0